UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2020 to September 30, 2020

November 13, 2020
Date of Earliest Event Reported

Cazenovia Creek Funding II, LLC1
(Exact name of securitizer as specified in its charter)

N/A	0001748819
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Thomas Nardone, (781)-710-2107
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

1 Cazenovia Creek Funding II, LLC (“CCFII”) is filing this Form ABS-15G in its capacity as “securitizer” for the purposes of Rule 15Ga-1 with respect to the transaction (the “Specified Transaction”) in which the Class A Series 2018-1 and Class B Series 2018-1 Tax Lien Collateralized Notes were co-issued by CCFII, as non-Texas issuer and Caz Creek TX, LLC, as Texas Issuer (“CCTX”).  This Form ABS-15G relates to the assets sold by CCFII or pledged by CCTX in connection with the Specified Transaction.  This Form ABS-15G only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which CCFII may have acted as securitizer.

PART I – REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2).
Item 99.1 – Exhibits
The following is filed as an Exhibit to this Report under ABS-15G:

ABS-15G Table
Name of Issuing Entity	Check if Registered	Name of Originator[1]	Total Assets in ABS by Originator			Assets That Were Subject of Demand[2]			Assets That Were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (within cure period)[4]			Demand in Dispute[5]			Demand Withdrawn[6]			Demand Rejected[7]			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Other
Cazenovia Creek Funding II, LLC (CIK # 0001748819) and Caz Creek TX, LLC, Series 2018-1		Caz Creek AZ II, LLC	96	$819,145	0.41%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek CT II, LLC	1,399	$3,245,475	1.63%	0	0.00	0.00	10	$12,901	0.40%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek Florida II, LLC	32,694	$84,398,300	42.29%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek Florida IV, LLC	7,732	$43,713,271	21.90%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek IL II, LLC	161	$3,321,189	1.66%	1	$8,178	0.25%	0	0.00	0.00	1	$8,178	0.25%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek NJ II, LLC	375	$5,124,281	2.57%	0	0.00	0.00	3	$131,948	2.57%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek NV, LLC	20	$141,621	0.07%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek OH, LLC	8	$33,641	0.02%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek SC II, LLC	21	$3,073,228	1.54%	9	$815,257	26.53%	7	$404,072	13.15%	9	$815,267	26.53%	0	0.00	0.00	3	$96,666	3.15%	0	0.00	0.00
		Caz Creek TN II, LLC	8,678	$20,291,229	10.17%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Caz Creek TX, LLC	1,589	$20,498,537	10.27%	0	0.00	0.00	2	$50,497	0.25%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		CC1 AL, LLC	61	$2,456,526	1.23%	8	$274,748	11.18%	0	0.00	0.00	7	$268,100	10.91%	0	0.00	0.00	1	$6,648	0.27%	0	0.00	0.00
		CC1 CT, LLC	195	$592,640	0.30%	0	0.00	0.00	1	$9,260	1.56%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		CC1 FL, LLC	887	$4,609,461	2.31%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		CC1 NJ, LLC	192	$616,694	0.31%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Tax Ease Ohio II, LLC	1,013	$6,625,543	3.32%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			55,121	$199,560,781	100%	18	$1,098,193	0.55%	23	$608,678	0.31%	17	$1,091,545	0.55%	0	0.00	0.00	4	$103,314	0.05%	0	0.00	0.00
Total by Asset Class			55,121	$199,560,781	100%	18	$1,098,193	0.55%	23	$608,678	0.31%	17	$1,091,545	0.55%	0	0.00	0.00	4	$103,314	0.05%	0	0.00	0.00

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: November 13, 2020	CAZENOVIA CREEK FUNDING II, LLC
By: Cazenovia Creek Investment Management, LLC
(Securitizer)

	By:	/s/ Thomas Nardone
Name: Thomas Nardone
Title: COO

Date: November 13, 2020	CAZ CREEK TX, LLC
By: Cazenovia Creek Investment Management, LLC
(Securitizer)

	By:	/s/ Thomas Nardone
Name: Thomas Nardone
Title: COO

Notes to ABS-15G Table

1The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G. Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table. If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.  The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4 Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.  The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5 Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) a related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c) the representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6 Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) the party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or
(b) events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7 Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.